                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment  [ ] ;  Amendment Number: ______
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:       WASLIC Company II
Address:    200 W. Ninth Street
            Wilmington, DE 19801

Form 13F File Number:  28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel F. Lindley
Title:   President
Phone:   (302) 428-3506

Signature, Place, and Date of Signing:


Daniel F. Lindley                 Wilmington, DE           November 12, 2002
---------------------------       ---------------          -----------------
[Signature]                        [City, State]                 [Date]

Report Type  (Check only one.):

( )     13F  HOLDINGS REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-04795                              Fort Washington Investment Advisors, Inc.
   -----                              -----------------------------------------